Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Deferred Tax Liabilities (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 15,454	$ 188	₨ 12,468
Deferred Tax Assets [Abstract]
Deferred tax assets	4,645	57	1,062
Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax liabilities (net)	15,454	188	12,468
Deferred Tax Liabilities | Net Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	53,560	652	43,876
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	255	3	38
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	828	10	129
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	51,841	631	43,316
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	185	2	124
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	403	5	175
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Fair value gain on financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities			9
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	48	1	85
Deferred Tax Assets | Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	38,106	464	31,408
Deferred Tax Assets | Net Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets	302	4	267
Deferred Tax Assets | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets	34	0	60
Deferred Tax Assets | Net Deferred Tax Liabilities | Provision for decommissioning cost
Deferred Tax Assets [Abstract]
Deferred tax assets	2,716	33	2,186
Deferred Tax Assets | Net Deferred Tax Liabilities | Expected credit loss
Deferred Tax Assets [Abstract]
Deferred tax assets	218	3	167
Deferred Tax Assets | Net Deferred Tax Liabilities | Tax Losses available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets	31,836	387	26,435
Deferred Tax Assets | Net Deferred Tax Liabilities | Unused tax credt (Minimum alternate tax)
Deferred Tax Assets [Abstract]
Deferred tax assets	2,172	26	1,711
Deferred Tax Assets | Net Deferred Tax Liabilities | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	409	5	184
Deferred Tax Assets | Net Deferred Tax Liabilities | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets	54	1	57
Deferred Tax Assets | Net Deferred Tax Liabilities | Others
Deferred Tax Assets [Abstract]
Deferred tax assets	₨ 365	$ 4	₨ 341